Cover	6 Months Ended
Feb. 29, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amend original filing per SEC comments
Entity Registrant Name	AB INTERNATIONAL GROUP CORP.
Entity Central Index Key	0001605331
Entity Tax Identification Number	37-1740351
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	144 Main Street
Entity Address, City or Town	Mt. Kisco
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10549
City Area Code	914
Local Phone Number	202-3108
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false